OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

		As at December 31
(In millions of dollars)	Note	2025	2024

Pension asset	27	217	183
Long-term receivables		443	124
Deferred player compensation		473	—
Deferred contract costs	6	450	336
Contract assets	6	102	97
Residual value return provision asset	6	158	162
Long-term prepaid expenses		161	106
Other		48	19

Total other long-term assets		2,052	1,027